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                     Prudential High Yield Fund, Inc.
                             One Seport Plaza
                         New York, New York  10292

                                        March 5, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Prudential High Yield Fund, Inc. (the "Fund")
          (File No. 2-63394)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933 (the "1933 Act"), the Fund hereby certifies (i) that its Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 28 and
(ii) that the text of Post-Effective Amendment No. 28 was filed electronically on Februay 28, 1996.

                              Prudential High Yield Fund, Inc.


                              By:/s/Ronald Amblard
                                   Ronald Amblard
                                   Assistant Secretary


[497]hyf-497c.cer